UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23908)

KKR US Direct Lending Fund-U Inc.

(Exact name of registrant as specified in charter)

555 California Street, 50th Floor

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

Shawn Donovan, Esq.

KKR Credit Advisors (US) LLC

555 California Street, 50th Floor

San Francisco, CA 94104

(Name and address of agent for service)

(415) 315-3620

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

Item 1. Reports to Stockholders.

KKR US Direct Lending Fund-U Inc.

Semi-Annual Report

June 30, 2026

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

The KKR US Direct Lending Fund-U Inc. (the “Company”) publicly files its complete consolidated schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT, and the reports for the last month in each quarter are made publicly available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Company voted proxies relating to portfolio securities during the most recent period ended June 30, will be available (i) without charge, upon request, by calling 855-862-6092; and (ii) on the Commission’s website at http://www.sec.gov.

INFORMATION ABOUT THE COMPANY’S DIRECTORS

The Company’s Statement of Additional Information includes information about the Company’s Directors and is available without charge, upon request, by calling 855-844-8655 and by visiting the Commission’s website at http://www.sec.gov.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

Consolidated Schedule of Investments

(Stated in United States Dollars, unless otherwise noted)

(In thousands, except share data)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

Senior Secured Loans - First Lien – 98.8%

Aerospace & Defense – 3.2%

Horizon CTS Buyer LLC	Revolver 1L 03/25	SOFR + 4.75%	03/29/2032	$6,925	$3,631	(b) (c)

Horizon CTS Buyer LLC	TL 1L 03/25	SOFR + 4.75%	03/29/2032	11,626	11,607	(b)

Horizon CTS Buyer LLC	TL 1L DD 03/25	SOFR + 4.75%	03/29/2032	2,199	2,195	(b)

Horizon CTS Buyer LLC	TL 1L 11/25	SOFR + 4.75%	03/29/2032	19,894	19,861	(b)

Horizon CTS Buyer LLC	TL 1L DD 11/25	SOFR + 4.75%	03/29/2032	8,310	3,257	(b) (c)

West Star Aviation Inc	Revolver 1L 05/25	SOFR + 4.50%	05/20/2032	1,995	299	(b) (c)

West Star Aviation Inc	TL 1L 05/25	SOFR + 4.50%	05/20/2032	14,156	14,156	(b)

West Star Aviation Inc	TL 1L DD 05/25	SOFR + 4.50%	05/20/2032	2,977	2,279	(b) (c)

Air Freight & Logistics – 2.4%

CSafe Global	Revolver 1L 03/24	SOFR + 5.75%	03/08/2029	3,598	1,475	(b) (c)

CSafe Global	TL 1L 03/24 (GBP)	SONIA + 5.75%	12/14/2028	4,750	6,301	(b) (g)

CSafe Global	TL 1L 03/24 Incremental	SOFR + 5.75%	12/14/2028	34,044	34,044	(b)

CSafe Global	TL 1L 11/24 (Incremental)	SOFR + 5.75%	12/14/2028	799	799	(b)

CSafe Global	TL 1L DD 03/24	SOFR + 5.75%	12/14/2028	1,440	1,440	(b)

Application Software – 8.4%

Clearwater Analytics LLC	Revolver 1L 06/26	SOFR + 4.50%	06/27/2033	1,454	–	(b) (c)

Clearwater Analytics LLC	TL 1L 06/26	EURIBOR + 4.50%	06/27/2033	12,081	12,020	(b)

Clearwater Analytics LLC	TL 1L DD 06/26	SOFR + 4.50%	06/27/2033	2,237	(11)	(b) (c)

Flexera Software LLC	Revolver 1L 08/25	SOFR + 4.50%	08/16/2032	1,685	(60)	(b) (c)

Flexera Software LLC	TL 1L 08/25	SOFR + 4.75%	08/16/2032	20,777	20,035	(b)

Flexera Software LLC	TL 1L 08/25 EUR	SOFR + 4.75%	08/16/2032	6,270	6,909	(b)

Flexera Software LLC	TL 1L 12/25	SOFR + 4.75%	08/16/2032	8,110	7,821	(b)

Follett Software Co	Revolver 1L 04/25	SOFR + 4.50%	08/30/2030	891	(12)	(b) (c)

Follett Software Co	TL 1L 04/25	SOFR + 4.50%	08/29/2031	9,466	9,337	(b)

Granicus Inc	Revolver 1L 01/24	SOFR + 5.25%	01/17/2031	2,282	168	(b) (c)

Granicus Inc	TL 1L 01/24 (Unitranche) PIK	SOFR + 3.50% (2.00% PIK)	01/17/2031	16,640	16,535	(b) (d)

Granicus Inc	TL 1L DD 01/24 PIK	SOFR + 3.25% (2.00% PIK)	01/17/2031	6,924	6,880	(b) (d)

Granicus Inc	TL 1L DD 08/24 PIK	SONIA + 3.00% (2.25% PIK)	01/17/2031	670	(4)	(b) (c) (d)

Personify Health Inc	TL 1L 11/23 PIK	SOFR + 5.75%	11/08/2029	8,895	8,053	(b)

PROS Holdings Inc	Revolver 1L 12/25	SOFR + 4.75%	12/09/2032	453	(15)	(b) (c)

PROS Holdings Inc	TL 1L 12/25	SOFR + 4.75%	12/09/2032	3,908	3,783	(b)

SAMBA Safety Inc	TL 1L 09/21	SOFR + 4.75%	12/19/2032	3,155	3,073	(b)

See accompanying notes to consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

SAMBA Safety Inc	Revolver 1L 12/25	SOFR + 4.75%	12/19/2032	$286	$9	(b) (c)

SAMBA Safety Inc	TL 1L DD 12/25	SOFR + 4.75%	12/19/2032	384	(10)	(b) (c)

Sphera Solutions Inc	Revolver 1L 09/25	SOFR + 4.50%	09/24/2032	1,773	485	(b) (c)

Sphera Solutions Inc	TL 1L 09/25	SOFR + 4.50%	09/24/2032	12,969	12,235	(b)

Sphera Solutions Inc	TL 1L DD 09/25	SOFR + 4.50%	09/24/2032	2,660	(151)	(b) (c)

Spins LLC	Revolver 1L 02/25	SOFR + 4.75%	01/22/2029	1,724	(30)	(b) (c)

Spins LLC	TL 1L 01/26	SOFR + 4.75%	01/22/2029	5,923	5,821	(b)

Spins LLC	TL 1L 02/25 (Restated)	SOFR + 4.75%	01/22/2029	15,036	14,775	(b)

Spins LLC	TL 1L DD 02/25 (Amendment #1)	SOFR + 4.75%	01/22/2029	1,440	1,415	(b)

Spins LLC	TL 1L DD 02/25 (Restated)	SOFR + 4.75%	01/22/2029	1,178	1,158	(b)

Vermont Information Processing Inc	Revolver 1L 12/24	SOFR + 4.75%	01/30/2032	751	98	(b) (c)

Vermont Information Processing Inc	TL 1L 01/25	SOFR + 4.50%	01/30/2032	5,947	5,736	(b)

Vermont Information Processing Inc	TL 1L DD 01/25	SOFR + 4.75%	01/30/2032	2,503	(89)	(b) (c)

Vitu	Revolver 1L 01/25	SOFR + 4.50%	01/06/2031	2,367	–	(b) (c)

Vitu	TL 1L 01/25	SOFR + 4.50%	01/06/2032	14,420	14,564	(b)

Asset Management & Custody Banks – 3.3%

Rockefeller Capital Management LP	TL 1L 12/25	SOFR + 4.50%	12/02/2032	57,621	58,198	(b)

Rockefeller Capital Management LP	TL 1L DD 12/25	SOFR + 4.50%	12/02/2032	5,636	56	(b) (c)

Cargo Ground Transportation – 0.9%

Lazer Logistics Inc	Revolver 1L 05/23	SOFR + 4.80%	05/04/2029	1,388	(2)	(b) (c)

Lazer Logistics Inc	TL 1L 11/23	SOFR + 4.80%	05/06/2030	511	510	(b)

Lazer Logistics Inc	TL 1L B 05/23 (Unitranche)	SOFR + 4.80%	05/06/2030	11,164	11,152	(b)

Lazer Logistics Inc	TL 1L DD 05/23	SOFR + 4.80%	05/06/2030	1,692	1,690	(b)

Lazer Logistics Inc	TL 1L DD 11/23	SOFR + 4.80%	05/04/2030	1,027	1,026	(b)

Lazer Logistics Inc	TL 1L DD 12/25 (New)	SOFR + 4.80%	05/04/2030	2,597	1,834	(b) (c)

Commercial & Residential Mortgage Finance – 0.8%

Rialto Capital Management LLC	Revolver 1L 12/24	SOFR + 5.00%	12/05/2030	749	–	(b) (c)

Rialto Capital Management LLC	TL 1L 12/24	SOFR + 5.00%	12/05/2030	11,355	11,385	(b)

Rialto Capital Management LLC	TL 1L 12/25	SOFR + 5.00%	12/05/2030	3,254	3,263	(b)

Construction & Engineering – 10.8%

Atwell LLC	Revolver 1L 04/26	SOFR + 5.00%	04/25/2033	1,491	(6)	(b) (c)

Atwell LLC	TL 1L 04/26	SOFR + 5.00%	04/25/2033	9,432	9,394	(b)

Atwell LLC	TL 1L DD 04/26	SOFR + 5.00%	04/25/2033	2,796	2,785	(b)

Frontline Road Safety LLC	Revolver 1L 03/25	SOFR + 4.75%	03/04/2032	6,729	(189)	(b) (c)

Frontline Road Safety LLC	TL 1L 03/25 PIK	SOFR + 2.50% (2.25% PIK)	03/04/2032	40,526	39,387	(b) (d)

Frontline Road Safety LLC	TL 1L DD 03/25 PIK	SOFR + 2.50% (2.25% PIK)	03/04/2032	11,891	11,557	(b) (d)

Frontline Road Safety LLC	TL 1L DD 05/25 (Add-on) PIK	SOFR + 2.50% (2.25% PIK)	03/04/2032	5,847	5,683	(b) (d)

Frontline Road Safety LLC	TL 1L DD 10/25	SOFR + 4.75%	03/04/2032	6,276	6,045	(b) (c)

See accompanying notes to consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

Frontline Road Safety LLC	TL 1L 12/25 PIK	SOFR + 2.50% (2.25% PIK)	03/04/2032	$3,679	$3,575	(b) (d)

Orion Services Group	TL 1L 11/25	SOFR + 4.50%	11/26/2032	7,874	7,844	(b)

Orion Services Group	TL 1L DD 11/25	SOFR + 4.50%	11/26/2032	2,590	1,337	(b) (c)

Pavement Preservation Group Inc	Revolver 1L 05/26	SOFR + 5.25%	08/09/2030	2,700	1,053	(b) (c)

Pavement Preservation Group Inc	TL 1L 05/26	SOFR + 5.25%	08/09/2030	16,502	16,502	(b)

Pike Corp	Revolver 1L 12/25	SOFR + 4.25%	12/20/2032	2,849	(39)	(b) (c)

Pike Corp	TL 1L 12/25	SOFR + 4.25%	12/20/2032	19,655	19,386	(b)

Pike Corp	TL 1L DD 12/25	SOFR + 4.25%	12/20/2032	4,273	(59)	(b) (c)

Turnpoint Services Inc	Revolver 1L 06/24	SOFR + 5.25%	06/17/2030	1,236	465	(b) (c)

Turnpoint Services Inc	TL 1L 06/24 PIK	SOFR + 2.75% (2.75% PIK)	06/17/2031	10,133	9,487	(b) (d)

Woolpert Inc	Revolver 1L 09/25	SOFR + 4.50%	04/05/2031	5,092	404	(b) (c)

Woolpert Inc	TL 1L 09/25	SOFR + 4.50%	04/05/2032	39,590	38,774	(b)

Woolpert Inc	TL 1L DD 05/26	SOFR + 5.00%	04/05/2032	20,308	9,167	(b) (c)

Woolpert Inc	TL 1L DD 09/25	SOFR + 4.50%	04/05/2032	10,151	9,942	(b)

Construction Machinery & Heavy Transportation Equipment – 0.3%

Shaw Development LLC	TL 1L 10/23	SOFR + 6.00%	10/30/2029	5,511	5,511	(b)

Consumer Finance – 1.5%

Homrich & Berg Inc	Revolver 1L 11/24	SOFR + 4.75%	08/18/2031	1,512	780	(b) (c)

Homrich & Berg Inc	TL 1L 11/24	SOFR + 4.75%	11/17/2031	6,220	6,220	(b)

Homrich & Berg Inc	TL 1L DD 01/26	SOFR + 4.50%	11/17/2031	5,805	875	(b) (c)

Homrich & Berg Inc	TL 1L DD 11/24	SOFR + 4.75%	11/17/2031	7,464	7,464	(b)

MAI Capital Management LLC	Revolver 1L 08/24	SOFR + 4.75%	08/29/2031	1,967	–	(b) (c)

MAI Capital Management LLC	TL 1L 08/24	SOFR + 4.75%	08/29/2031	4,142	4,142	(b)

MAI Capital Management LLC	TL 1L DD 06/25	SOFR + 4.75%	08/29/2031	6,855	4,330	(b) (c)

MAI Capital Management LLC	TL 1L DD 06/26	SOFR + 4.75%	08/29/2031	9,839	–	(b) (c)

MAI Capital Management LLC	TL 1L DD 08/24	SOFR + 4.75%	08/29/2031	2,434	2,434	(b)

Wealth Enhancement Group LLC	Revolver 1L 05/22 (Add-on)	SOFR + 4.25%	10/02/2028	176	–	(b) (c)

Wealth Enhancement Group LLC	TL 1L DD 02/24	SOFR + 4.25%	10/02/2028	592	592	(b)

Wealth Enhancement Group LLC	TL 1L DD 08/25 (Add-on & Reprice)	SOFR + 4.50%	10/02/2028	1,529	–	(b) (c)

Wealth Enhancement Group LLC	TL 1L DD 12/24	SOFR + 4.25%	10/02/2028	4,230	3,623	(b) (c)

Diversified Financial Services – 0.8%

Safe-Guard Products International LLC	Revolver 1L 03/24	SOFR + 4.75%	04/03/2030	2,450	–	(b) (c)

Safe-Guard Products International LLC	TL 1L 03/24	SOFR + 4.75%	04/03/2030	13,856	13,856	(b)

Diversified Support Services – 8.3%

Apex Service Partners LLC	DDTL 1L 09/24 (Replacement)	SOFR + 5.00%	10/24/2030	1,907	1,907	(b)

Apex Service Partners LLC	Revolver 1L 09/24	SOFR + 5.00%	10/24/2029	641	294	(b) (c)

Apex Service Partners LLC	TL 1L 09/24	SOFR + 5.00%	10/24/2030	7,406	7,406	(b)

Apex Service Partners LLC	TL 1L DD 09/24 (OpCo)	SOFR + 5.00%	10/24/2030	13,283	13,283	(b)

See accompanying notes to consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

Apex Service Partners LLC	TL 1L DD 11/25	SOFR + 4.75%	10/24/2030	$7,731	$3,054	(b) (c)

Magna Legal Services LLC	Revolver 1L 11/22	SOFR + 4.50%	11/22/2028	1,034	–	(b) (c)

Magna Legal Services LLC	TL 1L 11/22	SOFR + 4.50%	11/21/2029	8,586	8,586	(b)

Magna Legal Services LLC	TL 1L DD 02/26	SOFR + 4.50%	11/22/2029	4,459	89	(b) (c)

Magna Legal Services LLC	TL 1L DD 11/22	SOFR + 4.50%	11/21/2029	2,404	2,404	(b)

Magna Legal Services LLC	TL 1L DD 12/23	SOFR + 4.50%	11/22/2029	3,629	3,629	(b)

Service Express Inc	Revolver 1L 12/25 (Incremental)	SOFR + 4.50%	12/23/2032	8,542	829	(b) (c)

Service Express Inc	TL 1L 12/25 (Incremental)	SOFR + 4.25%	12/23/2032	34,986	34,969	(b)

Service Express Inc	TL 1L A 12/25 (Refinancing)	SOFR + 4.25%	12/23/2032	25,545	25,532	(b)

Service Express Inc	TL 1L B 12/25 (Refinancing)	SOFR + 4.25%	12/23/2032	67	67	(b)

Service Express Inc	TL 1L DD 12/25 (Incremental)	SOFR + 4.50%	12/23/2032	7,302	(4)	(b) (c)

Service Logic LLC	Revolver 1L 12/25	SOFR + 4.50%	12/16/2032	2,554	1,163	(b) (c)

Service Logic LLC	TL 1L 12/25 PIK	SOFR + 2.50% (2.25% PIK)	12/16/2032	18,728	18,554	(b) (d)

Service Logic LLC	TL 1L DD 12/25	SOFR + 4.50%	12/16/2032	5,111	889	(b) (c)

USIC Holdings Inc	Revolver 1L 09/24	SOFR + 5.25%	09/10/2031	3,104	2,767	(b) (c)

USIC Holdings Inc	TL 1L 09/24	SOFR + 5.50%	09/10/2031	18,022	17,921	(b)

USIC Holdings Inc	TL 1L DD 09/24	SOFR + 5.50%	09/10/2031	1,071	856	(b) (c)

Education Services – 1.2%

Cadence Education LLC	Revolver 1L 05/24	SOFR + 5.00%	05/01/2030	1,767	(9)	(b) (c)

Cadence Education LLC	TL 1L 05/24 (Unitranche)	SOFR + 5.00%	05/01/2031	11,305	11,248	(b)

Cadence Education LLC	TL 1L DD 05/24	SOFR + 5.00%	05/01/2031	2,976	2,961	(b) (c)

Cadence Education LLC	TL 1L DD 04/26 (2031)	SOFR + 5.00%	05/01/2031	8,838	1,797	(b) (c)

Learning Experience Corp/The	Revolver 1L 07/25	SOFR + 4.75%	07/01/2032	1,122	–	(b) (c)

Learning Experience Corp/The	TL 1L 07/25	SOFR + 4.75%	07/01/2032	5,099	5,150	(b)

Electrical Components & Equipment – 3.3%

Clarience Technologies LLC	Revolver 1L 06/25 (2025 Replacement)	SOFR + 4.75%	02/13/2031	5,305	(21)	(b) (c)

Clarience Technologies LLC	TL 1L 06/25 (2025 Incremental)	SOFR + 4.75%	02/13/2032	1,100	1,096	(b)

Clarience Technologies LLC	TL 1L 06/25 (2025 Replacement)	SOFR + 4.75%	02/13/2032	51,316	51,111	(b)

Clarience Technologies LLC	TL 1L DD-A 06/25	SOFR + 4.75%	02/13/2032	1,106	1,101	(b)

Clarience Technologies LLC	TL 1L DD-B 06/25	SOFR + 4.75%	02/13/2032	10,656	4,163	(b) (c)

Clarience Technologies LLC	TL 1L DD-C 06/25	SOFR + 4.75%	02/13/2032	5,305	(21)	(b) (c)

Environmental & Facilities Services – 4.4%

CLEAResult Consulting Inc	Revolver 1L 08/24	SOFR + 4.75%	08/27/2031	2,366	–	(b) (c)

CLEAResult Consulting Inc	TL 1L 08/24	SOFR + 4.75%	08/27/2031	13,984	13,984	(b)

CLEAResult Consulting Inc	TL 1L DD 08/24	SOFR + 4.75%	08/27/2031	3,545	1,555	(b) (c)

Denali Water Solutions LLC	TL 1L DD 03/26 (Add-on)	SOFR + 4.75%	11/19/2032	1,362	(5)	(b) (c)

See accompanying notes to consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

Denali Water Solutions LLC	Revolver 1L 11/25	SOFR + 4.75%	11/19/2032	$5,220	$2,111	(b) (c)

Denali Water Solutions LLC	TL 1L 03/26 (Add-on)	SOFR + 4.75%	11/19/2032	1,362	1,357	(b)

Denali Water Solutions LLC	TL 1L 11/25	SOFR + 4.75%	11/19/2032	28,709	28,597	(b)

Resa Power LLC	Revolver 1L 04/25	SOFR + 4.50%	04/28/2032	2,458	307	(b) (c)

Resa Power LLC	Revolver 1L 04/25 (CAD Multi Currency)	SOFR + 4.50%	04/28/2032	307	–	(b) (c)

Resa Power LLC	TL 1L 04/25	SOFR + 4.50%	04/28/2032	22,508	22,733	(b)

Resa Power LLC	TL 1L DD 04/25	SOFR + 4.50%	04/28/2032	2,905	29	(b) (c)

Xylem Kendall	Revolver 1L 06/25	SOFR + 5.87%	04/22/2030	1,157	841	(b) (c)

Xylem Kendall	TL 1L 06/25	SOFR + 5.75%	04/22/2030	5,562	5,562	(b)

Xylem Kendall	TL 1L DD 06/25 (7th Amendment)	SOFR + 5.75%	04/22/2030	8,412	1,614	(b) (c)

Xylem Kendall	TL 1L DD-A 06/25 (6th Amendment)	SOFR + 5.75%	04/22/2030	340	340	(b)

Food Distributors – 1.9%

Lipari Foods LLC	TL 1L 05/26	SOFR + 5.50%	10/31/2031	30,255	30,255	(b)

Lipari Foods LLC	TL 1L DD 05/26 (Amendment 2)	SOFR + 5.50%	10/31/2031	9,579	–	(b) (c)

Lipari Foods LLC	TL 1L DD 05/26 (Refinancing)	SOFR + 5.50%	10/31/2031	3,890	3,890	(b)

Health Care Equipment – 1.5%

Zeus Industrial Products Inc	Revolver 1L 02/24	SOFR + 5.40%	02/28/2030	3,624	419	(b) (c)

Zeus Industrial Products Inc	TL 1L 02/24	SOFR + 5.40%	02/28/2031	25,845	24,527	(b)

Zeus Industrial Products Inc	TL 1L DD 02/24	SOFR + 5.40%	02/28/2031	2,389	2,267	(b)

Health Care Facilities – 0.5%

VetCor Professional Practices LLC	TL 1L B 08/22	SOFR + 5.75%	08/31/2029	4,410	4,285	(b)

VetCor Professional Practices LLC	TL 1L DD 09/23	SOFR + 6.00%	08/31/2029	4,990	4,881	(b)

Health Care Services – 4.8%

Affordable Care Inc	TL 1L 04/26 (Takeback) PIK	SOFR + 3.13% (3.12% PIK)	06/29/2031	623	623	(b) (d)

Affordable Care Inc	TL 1L 06/26 (First Out)	SOFR + 5.50%	06/29/2031	677	677	(b)

AVE Holdings I Corp	TL 1L 02/22	SOFR + 5.50%	02/25/2028	3,783	3,386	(b)

Dental Care Alliance Inc	TL 1L B-1 06/26 (Second Out)	SOFR + 5.00%	06/02/2031	1,092	1,092	(b)

Dental Care Alliance Inc	TL 1L B2 06/26 (Takeback Debt) PIK	SOFR + 4.25% (2.25% PIK)	06/02/2031	2,346	2,346	(b) (d)

MB2 Dental Solutions LLC	Revolver 1L 02/24	SOFR + 5.50%	02/13/2031	2,113	317	(b) (c)

MB2 Dental Solutions LLC	TL 1L 02/24 (Unitranche)	SOFR + 5.50%	02/13/2031	29,821	29,821	(b)

MB2 Dental Solutions LLC	TL 1L DD 1 02/24	SOFR + 5.50%	02/13/2031	6,158	6,158	(b)

MB2 Dental Solutions LLC	TL 1L DD 2 02/24	SOFR + 5.50%	02/13/2031	4,319	4,319	(b)

MB2 Dental Solutions LLC	TL 1L DD-3 03/26	SOFR + 5.50%	03/13/2031	7,206	2,032	(b) (c)

Premise Health Holding Corp	Revolver 1L 11/25	SOFR + 4.75%	11/06/2031	347	(3)	(b) (c)

Premise Health Holding Corp	TL 1L 03/26	SOFR + 4.75%	11/08/2032	618	613	(b)

Premise Health Holding Corp	TL 1L 11/25	SOFR + 4.75%	11/08/2032	3,498	3,469	(b)

Premise Health Holding Corp	TL 1L DD 11/25	SOFR + 4.75%	11/08/2032	1,481	874	(b) (c)

PSKW LLC (dba ConnectiveRx)	TL 1L 12/24	SOFR + 5.50%	03/09/2028	31,612	31,612	(b)

See accompanying notes to consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

Health Care Supplies – 2.5%

PCI Pharma Services	Revolver 1L 07/25	SOFR + 5.00%	10/15/2032	$4,913	$(86)	(b) (c)

PCI Pharma Services	TL 1L 07/25	SOFR + 5.00%	10/15/2032	41,613	40,885	(b)

PCI Pharma Services	TL 1L DD 07/25 (Alternative Currency)	SOFR + 5.00%	10/15/2032	3,808	3,722	(b)

PCI Pharma Services	TL 1L DD 07/25 (Initial Dollar)	SOFR + 5.00%	10/15/2032	6,651	(116)	(b) (c)

PCI Pharma Services	TL 1L DD 07/25 (Special Interest)	SOFR + 5.00%	10/15/2032	955	769	(b) (c)

PCI Pharma Services	TL 1L DD-1 10/25	SOFR + 5.00%	10/15/2032	2,736	(48)	(b) (c)

PCI Pharma Services	TL 1L DD-2 10/25	SOFR + 5.00%	10/15/2032	2,669	(47)	(b) (c)

Health Care Technology – 2.5%

Netsmart Technologies Inc	TL 1L 08/24 PIK	SOFR + 2.50% (2.70% PIK)	08/25/2031	38,000	37,468	(b) (d)

Netsmart Technologies Inc	Revolver 1L 08/24	SOFR + 4.75%	08/25/2031	4,935	(69)	(b) (c)

Netsmart Technologies Inc	TL 1L DD 08/24 PIK	SOFR + 2.50% (2.45% PIK)	08/25/2031	4,838	(68)	(b) (c) (d)

Netsmart Technologies Inc	TL 1L 11/25 (Incremental) PIK	SOFR + 2.50% (2.70% PIK)	08/25/2031	6,277	6,189	(b) (d)

Highways & Railtracks – 0.5%

Eagle Railcar Services Roscoe Inc	TL 1L 06/25	SOFR + 4.50%	06/14/2032	9,207	9,133	(b)

Eagle Railcar Services Roscoe Inc	TL 1L DD 06/25	SOFR + 4.50%	06/14/2032	1,933	(15)	(b) (c)

Eagle Railcar Services Roscoe Inc	Revolver 1L 06/25	SOFR + 4.50%	06/14/2032	1,739	(14)	(b) (c)

Hotels, Resorts & Cruise Lines – 0.2%

Highgate Hotels Inc	TL 1L 11/23	SOFR + 5.50%	11/05/2029	4,139	4,139	(b)

Highgate Hotels Inc	Revolver 1L 11/23	SOFR + 5.50%	11/05/2029	531	53	(b) (c)

Highgate Hotels Inc	TL 1L DD 12/25	SOFR + 5.50%	11/05/2029	3,408	34	(b) (c)

Human Resource & Employment Services – 0.3%

Insight Global LLC	TL 1L 11/24	SOFR + 5.00%	09/22/2028	5,777	5,777	(b)

Insight Global LLC	Revolver 1L 11/24	SOFR + 5.00%	09/22/2028	3,326	–	(b) (c)

Insurance Brokers – 6.3%

DOXA Insurance Holdings LLC	Revolver 1L 12/23	SOFR + 4.75%	12/20/2029	1,027	268	(b) (c)

DOXA Insurance Holdings LLC	TL 1L 12/23	SOFR + 4.75%	12/20/2030	4,685	4,578	(b)

DOXA Insurance Holdings LLC	TL 1L DD 05/24	SOFR + 4.88%	12/20/2030	2,707	2,694	(b)

DOXA Insurance Holdings LLC	TL 1L DD 05/26	SOFR + 5.25%	12/20/2030	1,654	(8)	(b) (c)

DOXA Insurance Holdings LLC	TL 1L DD 12/23	SOFR + 4.75%	12/20/2030	4,456	4,354	(b)

DOXA Insurance Holdings LLC	TL 1L DD-3 05/26	SOFR + 5.25%	12/20/2030	12,784	(61)	(b) (c)

Foundation Risk Partners Corp	Revolver 1L 10/21	SOFR + 4.75%	10/29/2029	1,195	411	(b) (c)

Foundation Risk Partners Corp	TL 1L 10/21	SOFR + 4.75%	10/29/2030	4,072	4,072	(b)

Foundation Risk Partners Corp	TL 1L DD 02/25	SOFR + 4.75%	10/29/2030	5,938	4,150	(b) (c)

Foundation Risk Partners Corp	TL 1L DD 05/24	SOFR + 4.75%	10/29/2030	3,145	3,145	(b)

Foundation Risk Partners Corp	TL 1L DD 10/21	SOFR + 4.75%	10/29/2030	292	292	(b)

Foundation Risk Partners Corp	TL 1L DD 11/23	SOFR + 4.75%	10/29/2030	7,012	7,012	(b)

Galway Partners Holdings LLC	Revolver 1L 09/21	SOFR + 4.50%	09/29/2028	1,589	504	(b) (c)

See accompanying notes to consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

Galway Partners Holdings LLC	TL 1L B 07/24 (Reprice)	SOFR + 4.50%	09/29/2028	$22,321	$22,321	(b)

Galway Partners Holdings LLC	TL 1L DD 04/23	SOFR + 4.50%	09/29/2028	8,184	8,184	(b)

Galway Partners Holdings LLC	TL 1L DD 07/24	SOFR + 4.50%	09/29/2028	443	443	(b)

Galway Partners Holdings LLC	TL 1L DD 02/26	SOFR + 4.50%	09/29/2028	6,380	–	(b) (c)

Higginbotham Insurance Agency Inc	TL 1L 12/25	SOFR + 4.50%	06/11/2031	23,187	23,187	(b)

Higginbotham Insurance Agency Inc	TL 1L DD-A 12/25	SOFR + 4.50%	06/11/2031	1,188	1,188	(b)

Higginbotham Insurance Agency Inc	TL 1L DD-B 12/25	SOFR + 4.50%	06/11/2031	2,782	958	(b) (c)

Integrity Marketing Group LLC	TL 1L DD 08/24	SOFR + 5.00%	08/25/2028	2,248	–	(b) (c)

Integrity Marketing Group LLC	TL 1L 08/24	SOFR + 5.00%	08/25/2028	22,258	22,258	(b)

Integrity Marketing Group LLC	Revolver 1L 08/24	SOFR + 5.00%	08/25/2028	543	–	(b) (c)

Interactive Media & Services – 1.4%

BGB Group LLC	Revolver 1L 12/25	SOFR + 5.25%	02/16/2030	3,078	–	(b) (c)

BGB Group LLC	TL 1L 12/25	SOFR + 5.25%	02/16/2030	24,633	24,781	(b)

BGB Group LLC	TL 1L DD 12/25	SOFR + 5.25%	02/16/2030	2,052	423	(b) (c)

Internet Services & Infrastructure – 0.3%

Com Laude Group Ltd	Revolver 1L 12/25	SOFR + 5.00%	12/30/2032	357	(10)	(b) (c)

Com Laude Group Ltd	TL 1L 12/25	SOFR + 5.00%	12/30/2032	4,527	4,406	(b)

Com Laude Group Ltd	TL 1L DD 12/25	SOFR + 5.00%	12/30/2032	892	(24)	(b) (c)

IT Consulting & Other Services – 0.7%

New Era Technology LLC	TL 1L 08/25 PIK	SOFR + 6.25%	06/30/2030	1,906	1,849	(b) (d)

Schellman Inc	Revolver 1L 04/26	SOFR + 4.75%	04/21/2033	1,487	(33)	(b) (c)

Schellman Inc	TL 1L 04/26	SOFR + 4.75%	04/21/2033	10,609	10,370	(b)

Schellman Inc	TL 1L DD 04/26	SOFR + 4.75%	04/21/2033	992	(22)	(b) (c)

Leisure Facilities – 1.8%

ClubCorp Club Operations Inc	Revolver 1L 06/26	SOFR + 5.25%	06/09/2032	3,204	–	(b) (c)

ClubCorp Club Operations Inc	TL 1L B 06/26	SOFR + 5.25%	06/09/2032	31,507	31,349	(b) (d)

ClubCorp Club Operations Inc	TL 1L DD-B 06/26	SOFR + 5.25%	06/09/2032	2,136	(11)	(b) (c) (d)

Property & Casualty Insurance – 2.0%

Alacrity Solutions Group LLC	TL 1L DD 02/25 (Exit)	SOFR + 5.25%	02/28/2030	1,157	–	(b) (c)

Alacrity Solutions Group LLC	Revolver 1L 02/25	SOFR + 5.25%	02/28/2030	869	–	(b) (c)

Alacrity Solutions Group LLC	TL 1L 02/25 (Takeback) PIK	SOFR + 1.00% (5.25% PIK)	02/28/2030	741	741	(b) (d)

J S Held LLC	Revolver 1L 10/24	SOFR + 4.75%	06/01/2028	1,804	(14)	(b) (c)

J S Held LLC	TL 1L DD 10/24	SOFR + 4.75%	06/01/2028	5,190	3,983	(b) (c)

J S Held LLC	TL 1L B 10/24	SOFR + 4.75%	06/01/2028	30,849	30,617	(b)

Research & Consulting Services – 0.5%

BDO USA PA	TL 1L 08/23	SOFR + 5.00%	08/31/2028	5,529	5,512	(b)

BDO USA PA	TL 1L 11/25	SOFR + 4.50%	08/31/2028	1,065	1,062	(b)

See accompanying notes to consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

Specialized Consumer Services – 4.0%

Circana Group (f.k.a. NPD Group)	Revolver 1L 04/25	SOFR + 4.25%	12/01/2028	$691	$–	(b) (c)

Circana Group (f.k.a. NPD Group)	TL 1L 04/25	SOFR + 4.25%	12/01/2029	9,444	9,444	(b)

Legends Hospitality LLC	Revolver 1L 08/24	SOFR + 5.00%	08/22/2030	3,589	951	(b) (c)

Legends Hospitality LLC	TL 1L 08/24 PIK	SOFR + 2.75% (2.75% PIK)	08/22/2031	31,513	31,198	(b) (d)

Legends Hospitality LLC	TL 1L DD 08/24	SOFR + 5.00%	08/22/2031	1,489	1,474	(b)

Spotless Brands LLC	TL 1L 02/23	SOFR + 5.75%	07/25/2028	5,814	5,814	(b)

Spotless Brands LLC	TL 1L DD 02/23	SOFR + 5.75%	07/25/2028	8,853	8,853	(b)

Spotless Brands LLC	TL 1L DD E 08/24	SOFR + 5.50%	07/25/2028	8,106	8,106	(b)

Spotless Brands LLC	TL 1L DDTL 09/25	SOFR + 5.00%	07/25/2028	3,478	1,282	(b) (c)

Specialty Chemicals – 1.6%

DuBois Chemicals Inc	Revolver 1L 06/24	SOFR + 5.00%	06/13/2031	3,818	(66)	(b) (c)

DuBois Chemicals Inc	TL 1L 06/24	SOFR + 5.00%	06/13/2031	22,831	22,436	(b)

DuBois Chemicals Inc	TL 1L DD 06/24	SOFR + 5.00%	06/13/2031	2,710	2,663	(b)

Systems Software – 12.9%

Bonterra LLC	TL 1L 03/25	SOFR + 5.00%	03/05/2032	49,925	48,782	(b)

Bonterra LLC	Revolver 1L 03/25	SOFR + 5.00%	03/05/2032	5,452	966	(b) (c)

Bonterra LLC	TL 1L DD 03/25	SOFR + 4.75%	03/05/2032	5,438	5,314	(b)

Bonterra LLC	TL 1L DD 10/25	SOFR + 5.00%	03/05/2032	13,537	6,586	(b) (c)

Conservice LLC	TL 1L 02/26	SOFR + 4.50%	02/25/2033	11,502	11,243	(b)

Conservice LLC	Revolver 1L 02/26	EURIBOR + 4.50%	02/25/2033	1,566	(35)	(b) (c)

GE Vernova Electrification Software LLC	TL 1L 03/26 (Closing Date Acquisition)	SOFR + 4.75%	03/02/2033	1,373	1,336	(b)

GE Vernova Electrification Software LLC	TL 1L 03/26 (Specified Acquisition)	SOFR + 4.75%	03/02/2033	1,668	1,623	(b)

GE Vernova Electrification Software LLC	Revolver 1L 03/26 (Closing Date)	SOFR + 4.75%	03/02/2033	540	(15)	(b) (c)

Gigamon Inc	TL 1L 03/22	SOFR + 5.75%	03/09/2029	4,360	4,120	(b)

Jeppesen Holdings LLC	TL 1L 10/25	SOFR + 4.75%	10/31/2032	45,322	44,579	(b)

Jeppesen Holdings LLC	Revolver 1L 10/25	SOFR + 4.75%	10/31/2032	2,350	(39)	(b) (c)

Med-Metrix	TL 1L 07/25	SOFR + 4.50%	07/21/2032	28,686	28,049	(b)

Med-Metrix	Revolver 1L 07/25	SOFR + 4.50%	07/21/2032	5,077	(113)	(b) (c)

Med-Metrix	TL 1L DD 07/25	SONIA + 4.50%	07/21/2032	11,931	(201)	(b) (c)

OEConnection LLC	TL 1L 04/24	SOFR + 4.50%	12/23/2032	26,841	26,240	(b)

OEConnection LLC	Revolver 1L 04/24	SOFR + 4.50%	12/23/2032	2,843	(64)	(b) (c)

OEConnection LLC	TL 1L DD 12/24	SOFR + 4.50%	12/23/2032	4,674	(105)	(b) (c)

Veriforce LLC	TL 1L DD 09/25	SOFR + 4.50%	11/21/2031	4,185	(78)	(b) (c)

Veriforce LLC	TL 1L 11/24 USD	SOFR + 4.50%	11/21/2031	30,533	30,285	(b)

Veriforce LLC	TL 1L 11/24 GBP	SOFR + 4.50%	11/21/2031	10,441	13,737	(b) (g)

Veriforce LLC	TL 1L DD-2 11/24 USD	SOFR + 4.75%	11/21/2031	1,619	(13)	(b) (c)

Veriforce LLC	Revolver 1L 11/24	SOFR + 4.75%	11/21/2031	2,923	(24)	(b) (c)

See accompanying notes to consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

Trading Companies & Distributors – 3.0%

NEFCO Corp	TL 1L 01/26	SOFR + 4.50%	01/13/2033	14,559	$14,559	(b)

NEFCO Corp	Revolver 1L 01/26	SOFR + 4.50%	01/13/2033	2,080	1,144	(b) (c)

Radwell International LLC	Revolver 1L 04/22	SOFR + 4.75%	04/01/2030	1,360	359	(b) (c)

Radwell International LLC	TL 1L 12/22	SOFR + 4.75%	04/01/2030	17,504	17,455	(b)

Radwell International LLC	TL 1L DD 11/24	SOFR + 4.75%	04/01/2030	16,055	16,010	(b)

Radwell International LLC	TL 1L DD 11/24	SOFR + 4.75%	04/01/2030	7,996	206	(b) (c)

Total Senior Secured Loans - First Lien (Cost $1,751,956)					$1,739,657

Subordinated Debt – 0.1%

Health Care Services – 0.0%

Affordable Care Inc	10.000% 06/2032 (HoldCo PIK Note)	10.00% PIK	06/30/2032	554	554	(b) (d)

Property & Casualty Insurance – 0.1%

Alacrity Solutions Group LLC	TL Mezz 02/25 (PIK)	SOFR + 8.00%	02/28/2030	788	582	(b) (d) (h)

Total Subordinated Debt (Cost $1,340)					$1,136

Equity – 0.2%

Health Care Services – 0.2%

Affordable Care Inc	Common Stock			2,673	1,278	(a) (b)

Dental Care Alliance Inc	Common Stock			151,078	1,334	(a) (b)

IT Consulting & Other Services – 0.0%

New Era Technology LLC	Common Stock (Takeback)			1,675	–	(a) (b)

New Era Technology LLC	Perp (Pref Equity) PIK			1,675	–	(a) (b)

Property & Casualty Insurance – 0.0%

Alacrity Solutions Group LLC	Common Stock			423	–	(a) (b)

Alacrity Solutions Group LLC	Perp (Pref Equity) PIK	SOFR + 8.00% PIK		452	–	(a) (b) (d) (h)

Total Equity (Cost $5,030)					$2,612

TOTAL INVESTMENTS (Cost $1,758,326) — 99.1%					$1,743,405

See accompanying notes to consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

Money Market Funds – 1.8%

MONEY MARKET FUNDS – 1.8%

BNY Mellon U.S. Treasury Fund		Investor Shares		13,445	13,445	(e)

State Street Institutional U.S. Government Money Market Fund		Opportunity Class		16,816	16,816	(f)

TOTAL MONEY MARKET FUNDS (Cost – $ 30,261) – 1.8%					$30,261

TOTAL INVESTMENTS INCLUDING MONEY MARKET FUNDS (Cost – $ 1,788,587) – 100.9%					$1,773,666

LIABILITIES EXCEEDING OTHER ASSETS – (0.9)%					(15,143)

NET ASSETS – 100.0%					$1,758,523

TL	Term loan.

DD	Delayed draw term loan.

1L	First lien.

SOFR	Secured Overnight Financing Rate as of June 30, 2026 was 3.7%.

SONIA	Sterling Overnight Index Average as of June 30, 2026 was 3.7%.

EURIBOR	Euro Interbank Offered Rate as of June 30, 2026 was 2.3%.

(a)	Security considered restricted. See Note 5.

(b)	Value determined using significant unobservable inputs.

(c)	Investment is an unfunded or partially funded commitment.

(d)	Represents a payment-in-kind (“PIK”) security which may pay interest in additional par. PIK rate disclosed is excluded from the spread.

(e)	The money market fund’s average 7-day yield as of June 30, 2026 was 3.2%.

(f)	The money market fund’s average 7-day yield as of June 30, 2026 was 3.5%.

(g)	Par value is in GBP.

(h)	Asset is on non-accrual status.

See accompanying notes to consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

Consolidated Statement of Assets and Liabilities

(In thousands, except shares and per share value)

As of June 30, 2026

Assets

Investments, at fair value (cost $1,758,326)	$1,743,405

Cash and cash equivalents	84,784

Interest receivable	8,852

Other assets	12,449

Total assets	1,849,490

Liabilities

Credit facility	74,538

Distribution payable	11,978

Interest payable	1,179

Deferred tax liability	864

Administration and custody fees payable	757

Due to Adviser	129

Directors’ fees payable	56

Payable for investments purchased	41

Other accrued expenses	1,425

Total liabilities	90,967

Commitment and Contingencies (Note 8)

Net Assets:

Common Shares, $0.001 par value, unlimited shares authorized, 1,709,515 shares issued and outstanding	2

Capital in excess of par value	1,550,757

Retained earnings (accumulated deficit)	207,764

Net assets	$1,758,523

Net Asset Value Per Share:

Net asset value, price per share	$1,028.67

See accompanying notes to consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

Consolidated Statement of Operations

(In thousands)

For the Six Months Ended June 30, 2026

Investment income

Interest income	$70,106

Payment-in-kind interest income	2,234

Other income	4,493

Total investment income	76,833

Expenses

Management fees	10,302

Interest expense	3,025

Professional fees	953

Administration and custody fees	308

Directors’ fees	37

Other expenses	180

Total expenses	14,805

Less: fees waived by the Adviser	(10,302)

Net expenses	4,503

Net investment income	72,330

Realized and unrealized gains (losses)

Net realized gains (losses) on investments and foreign currencies	(1,477)

Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(23,461)

Benefit (provision) for income taxes	192

Net realized and unrealized gains (losses)	(24,746)

Net increase (decrease) in net assets resulting from operations	$47,584

See accompanying notes to consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

Consolidated Statements of Changes in Net Assets

(In thousands)

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025

Increase (decrease) in net assets resulting from operations

Net investment income	$72,330	$118,754

Net realized gains (losses) on investments and foreign currencies	(1,477)	1,191

Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(23,461)	(3,684)

Benefit (provision) for income taxes	192	302

Net increase (decrease) in net assets resulting from operations	47,584	116,563

Distributions to shareholders

Net investment income	(71,626)	(119,004)

Capital gains	-	(513)

Total distributions to shareholders	(71,626)	(119,517)

Shareholder transactions (Note 7)

Subscriptions	152,608	690,737

Increase (decrease) from shareholder transactions	152,608	690,737

Net increase (decrease) in net assets	128,566	687,783

Net assets:

Beginning of period	1,629,957	942,174

End of period	$1,758,523	$1,629,957

See accompanying notes to consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

Consolidated Statement of Cash Flows

(In thousands)

For the Six Months Ended June 30, 2026
Cash Flows from Operating Activities:

Net increase (decrease) in net assets resulting from operations	$47,584

Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:

Purchases of investments	(263,149)

Payment-in-kind interest	(2,234)

Proceeds from sale and repayments of investments	148,903

Net change in unrealized (appreciation) depreciation on investments and foreign currencies	23,461

Net realized (gains) losses on investments and foreign currencies	1,477

Net accretion/amortization of premiums/discounts	(235)

Amortization of deferred financing costs	263

Changes in assets and liabilities:

(Increase) decrease in interest receivable	(490)

(Increase) decrease in other assets	(8,128)

Increase (decrease) in payable for investments purchased	41

Increase (decrease) in other accrued expenses	(426)

Increase (decrease) in administration and custody fees payable	77

Increase (decrease) in interest payable	(430)

Increase (decrease) in deferred tax liability	(192)

Increase (decrease) in due to Adviser	(22)

Increase (decrease) in directors’ fees payable	19

Net cash provided by (used in) operating activities	(53,481)

Cash Flows from Financing Activities:

Subscriptions for shares	295,000

Proceeds from credit facility	72,000

Repayments of credit facility	(258,414)

Distributions paid to shareholders	(24,607)

Net cash provided by (used in) financing activities	83,979

Effect of exchange rate changes on cash	(130)

Net Increase (Decrease) in Cash and Cash Equivalents	30,368

Cash and Cash Equivalents:

Beginning balance	54,416

Ending balance	$84,784

Supplemental disclosure of cash flow information and non-cash financing activities:

Cash paid for interest expense	$2,117

Reinvestment of distributions	$47,608

See accompanying notes to consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

Financial Highlights

(In thousands, except shares and per share value)

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Period from October 12, 2023(1) to December 31, 2023

Common Shares

Per Share Operating Performance(2)

Net asset value, beginning of year/period	$1,043.85	$1,045.27	$1,028.01	$1,000.00

Income from investment operations:

Net investment income	45.40	101.25	122.48	24.28

Net realized and unrealized gains (losses)	(15.26)	(0.42)	18.21	29.59

Total from investment operations	30.14	100.83	140.69	53.87

Distributions from:

Net investment income	(45.32)	(101.87)	(122.45)	(25.86)

Capital gains	-	(0.37)	(0.98)	-

Total distributions	(45.32)	(102.25)	(123.43)	(25.86)

Net asset value, end of year/period	$1,028.67	$1,043.85	$1,045.27	$1,028.01

Total return(3)	2.89%	9.65%	13.69%	5.39%

Ratio to average net assets

Expenses, before waiver	1.81%(4)	2.09%	3.09%	4.92%(4)

Expenses, after waiver	0.55%(4)	0.78%	1.72%	3.79%(4)

Net investment income, before waiver	7.29%(4)	8.41%	10.35%	8.17%(4)

Net investment income, after waiver	8.55%(4)	9.72%	11.72%	9.30%(4)

Supplemental data

Net assets, end of period/ year	$1,758,523	$1,629,957	$942,174	$266,830

Portfolio turnover rate(3)	8.81%	21.56%	8.84%	1.29%

(1)	Common Shares commenced operations on October 12, 2023.

(2)	Per share calculations were performed using the weighted average shares outstanding for the period.

(3)

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Total return assumes a purchase of common shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported on the table. Total return assumes reinvestment of distributions.

(4)	Annualized.

See accompanying notes to consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

Notes to Consolidated Financial Statements

(In thousands, except shares and per share value)

1. Organization

KKR US Direct Lending Fund-U Inc. (the “Company”) was organized on May 2, 2023 as a statutory trust under the laws of the State of Delaware. The Company is a closed-end registered management investment company, which commenced operations on October 12, 2023 and converted into a Delaware corporation on October 13, 2023. The Company seeks to generate current income. The Company is non-diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). KKR Credit Advisors (US) LLC serves as the Company’s investment adviser (the “Adviser”).

2. Summary of Significant Accounting Policies

Basis of Presentation — The accompanying consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States (“U.S.”) dollars. The Company is an investment company following accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these consolidated financial statements. Actual results could differ from those estimates.

Basis of Consolidation — The Company’s consolidated financial statements include balances of both the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Valuation of Investments — The Board of Directors (the “Board”) of the Company has adopted valuation policies and procedures to ensure investments are valued in a manner consistent with GAAP as required by the 1940 Act. The Board designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the “Valuation Designee”). The Valuation Designee has primary responsibility for implementing the Company’s valuation policies and procedures.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters, or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes.

Assets and liabilities recorded at fair value on the Consolidated Statement of Assets and Liabilities are categorized based upon the level of judgment associated with the inputs used to measure their value. Hierarchical levels, as defined under GAAP, are directly related to the amount of subjectivity associated with the inputs to fair valuations of these assets and liabilities, and are as follows:

Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.

Level 3 — Inputs are unobservable for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

A significant decrease in the volume and level of activity for the asset or liability is an indication that transactions or quoted prices may not be representative of fair value because in such market conditions there may be increased instances of transactions that are not orderly. In those circumstances, further analysis of transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value.

The availability of observable inputs can vary depending on the financial asset or liability and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new, whether the product is traded on an active exchange or in the secondary market, and the current market condition. To the extent that valuation is based on models or inputs that are less observable or unobservable

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset. The variability of the observable inputs affected by the factors described above may cause transfers between Levels 1, 2 and/or 3.

Many financial assets and liabilities have bid and ask prices that can be observed in the marketplace. Bid prices reflect the highest price that the Company and others are willing to pay for an asset. Ask prices represent the lowest price that the Company and others are willing to accept for an asset. For financial assets and liabilities whose inputs are based on bid-ask prices, the Company does not require that fair value always be a predetermined point in the bid-ask range. The Company’s policy is to allow for mid-market pricing and adjust to the point within the bid-ask range that meets the Company’s best estimate of fair value.

Investments are generally valued based on quotations from third party pricing services, unless such a quotation is unavailable or is determined to be unreliable or inadequately representing the fair value of the particular assets. In that case, valuations are based on either valuation data obtained from one or more other third party pricing sources, including broker dealers selected by the Adviser, or will reflect the Valuation Committee’s good faith determination of fair value based on other factors considered relevant. For assets classified as Level 3, valuations are based on various factors including financial and operating data of the company, company-specific developments, market valuations of comparable companies and model projections.

The fair value of certain unfunded investments in delayed draw term loans and revolving lines of credit may at times be priced at less than par value resulting in a financial liability in the Consolidated Schedule of Investments. These values are temporary and the funding of the commitment will result in these investments valued as financial assets.

For the six months ended June 30, 2026, there were no significant changes to the Company’s fair value methodologies.

Investment Transactions — Investment transactions are accounted for on the trade date, the date the order to buy or sell is executed. Realized gains and losses are calculated on the specific identified cost basis. Interest income, including payment-in-kind (“PIK”) interest income, is accrued as earned. PIK interest income is capitalized as additional principal, or collected in cash, on the interest payment dates.

Revenue Recognition — The Company records interest income on an accrual basis to the extent that it expects to collect such amounts. The Company does not accrue as a receivable interest on loans if it has reason to doubt its ability to collect such income. The Company’s policy is to place investments on non-accrual status when there is reasonable doubt that interest income will be collected. The Company considers many factors relevant to an investment when placing it on or removing it from non-accrual status including, but not limited to, the delinquency status of the investment, economic and business conditions, the overall financial condition of the underlying investment, the value of the underlying collateral, bankruptcy status, if any, and any other facts or circumstances relevant to the investment. If there is reasonable doubt that the Company will receive any previously accrued interest, then the accrued interest will be written off. Payments received on non-accrual investments may be recognized as income or applied to principal depending upon the collectability of the remaining principal and interest. Non-accrual investments may be restored to accrual status when principal and interest become current and are likely to remain current based on the Company’s judgment.

Cash and Cash Equivalents — Cash and cash equivalents include cash on hand, cash held in banks and highly liquid investments with maturities of three or fewer months at the time of acquisition. Cash equivalents consist of money market funds with financial institutions and are classified as Level 1 in the fair value hierarchy.

Deferred Financing Costs — The Company has incurred financing costs related to the establishment of a secured revolving credit facility. The aforementioned costs were capitalized as an asset and are being amortized on a straight-line basis over each instrument’s term.

Foreign Currency Transactions — The books and records of the Company are maintained in U.S. dollars. All investments denominated in foreign currency are converted to the U.S. dollar using prevailing exchange rates at the end of the reporting period. Income, expenses, gains and losses on investments denominated in foreign currency are converted to the U.S. dollar using the prevailing exchange rates on the dates when the transactions occurred.

Distributions to Shareholders — Distributions of net investment income are generally declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

Income Taxes — The Company has elected to be treated and has qualified, and intends to continue to qualify in each taxable year, as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and in conformity with the Regulated Investment Company Modernization Act of 2010. The Company will not be subject to federal income tax to the extent the Company satisfies the requirements under Section 851 of the Internal Revenue Code, including distributing substantially all of its gross investment company taxable income and capital gains to its shareholders based on the Company’s fiscal year end of December 31.

Based on excise tax distribution requirements, the Company is subject to a 4% nondeductible federal excise tax on undistributed income unless the Company distributes in a timely manner in each taxable year an amount at least equal to the sum of (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (both long-term and short-term) for the one-year period ending October 31 in that calendar year and (3) any income realized, but not distributed, in prior years. For this purpose, however, any ordinary income or capital gain net income retained by the Company that is subject to corporate income tax is considered to have been distributed.

The Company evaluates tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50.0%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Company’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for the open tax year (2025). However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities, on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of June 30, 2026, the Company did not have a liability for any unrecognized tax benefits. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the six months ended June 30, 2026, the Company did not incur any interest or penalties.

3. Risk Considerations

The Company invests mainly in debt securities. These investments may involve certain risks, including, but not limited to, those described below:

Global Economic and Market Conditions — The Company is materially affected by market, economic and political conditions and events, such as natural disasters, epidemics and pandemics, wars, supply chain disruptions, economic sanctions, globally and in the jurisdictions and sectors in which it invests or operates, including factors affecting interest rates, the availability of credit, currency exchange rates, trade barriers, trade disputes and tariffs. For example, conflict between Russia and Ukraine, the conflict between Hamas and Israel, rapid interest rate changes, heightened inflation, supply chain disruptions, geopolitical risks, economic sanctions and volatility in the banking and financial sectors have disrupted global economies and financial markets, and their prolonged economic impact is uncertain. Market, economic and political conditions and events are outside the Adviser’s control and could adversely affect the Company’s operations and performance and the liquidity and value of the Company’s investments and reduce the ability of the Company to make attractive new investments.

Leverage Risk — Leverage is a speculative technique that may expose the Company to greater risk and increased costs. When leverage is used, the net asset value of the Company’s shares and the Company’s investment return will likely be more volatile. The use of leverage may also increase the Company’s sensitivity to interest rate risk.

Market Risk — Bond markets rise and fall daily. As with any investment with performance tied to these markets, the value of an investment in the Company will fluctuate, which means that shareholders could lose money.

Interest Rate Risk — Interest rates will rise and fall over time. During periods when interest rates are low, the Company’s yield and total return also may be low. Changes in interest rates also may affect the Company’s share price and a sharp rise in interest rates could cause the Company’s share price to fall. The longer the Company’s duration, the more sensitive to interest rate movements its share price is likely to be. Changes in fiscal, economic, monetary and other policies or measures have in the past, and may in the future, cause or exacerbate the risks associated with changing interest rates.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

Credit Risk — The Company is subject to the risk that decline in the credit quality of an investment could cause the Company to lose money or underperform. The Company could lose money if the issuer or guarantor of an investment fails to make timely principal or interest payments or otherwise honor its obligations.

Second Lien Risk — Investments in second lien loans and “last out” pieces of unitranche loans will be junior in priority to the first lien loans and “first out” piece of the same unitranche loan with respect to payment of principal, interest and other amounts. Consequently, the fact that debt is secured does not guarantee that the Company will receive principal and interest payments according to the debt’s terms, or at all, or that the Company will be able to collect on the debt should it be forced to enforce its remedies.

Liquidity Risk — A particular investment may be difficult to purchase or sell. The Company may be unable to sell illiquid securities at an advantageous time or price.

Prepayment and Extension Risk — The Company’s investments are subject to the risk that the investments may be paid off earlier or later than expected. Either situation could cause the Company to hold investments paying lower than market rates of interest, which could hurt the Company’s yield or share price.

Issuer Risk — The value of securities may decline for a number of reasons that directly relate to the issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

For more information on these and other risks, refer to the Company’s private placement memorandum.

4. Agreements and Related Party Transactions

Investment Advisory Agreement — The Adviser provides day-to-day portfolio management services to the Company and has discretion to purchase and sell investments in accordance with the Company’s objectives, policies, and restrictions. For the services it provides to the Company, the Adviser receives an annual fee, payable monthly in arrears by the Company, in an amount equal to 1.25% of the Company’s month end net assets (the “Management Fee”). The Adviser has agreed to reduce its Management Fee to an annual rate of 0.00% of the Company’s month end net assets (the “Management Fee Waiver”). The Management Fee Waiver may be terminated only upon 60 days’ notice by the Board or the Adviser.

During the six months ended June 30, 2026, the Adviser earned a Management Fee of $10,302 and waived fees of $10,302.

Administrator, Custodian and Transfer Agent — KKR Credit Advisors (US) LLC also serves as the Company’s administrator (the “Administrator”) pursuant to an administration agreement under which the Administrator is responsible for providing administrative and accounting services. The Administrator has also entered into a sub-administration agreement with The Bank of New York Mellon. The Company has engaged The Bank of New York Mellon as the Company’s custodian and has engaged BNY Mellon Investment Servicing (US) Inc. as the Company’s transfer agent.

Distributor — Pursuant to a Distribution Agreement, KKR Capital Markets LLC (the “Distributor”), an affiliate of the Adviser, serves as distributor of the Company’s shares. The Company’s shares do not incur distribution or servicing fees.

Exemptive Relief — In an order dated January 5, 2021, the SEC granted exemptive relief that permits the Company, subject to the satisfaction of certain conditions, to co-invest in certain privately negotiated investment transactions, including investments originated and directly negotiated by the Adviser with certain affiliates of the Adviser.

Other — Certain officers of the Company are also employees and officers of the Adviser. Such officers are paid no fees by the Company for serving as officers of the Company.

The Company is permitted to obtain, and has from time to time obtained, interest-free unsecured short-term borrowings (averaging one to two days) from an affiliate of the Adviser. There were no borrowings outstanding under such arrangements as of June 30, 2026.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

5. Fair Value

The following table presents information about the Company’s assets measured on a recurring basis as of June 30, 2026, and indicates the fair value hierarchy of the inputs utilized by the Company to determine such fair value:

Description	Level 1	Level 2	Level 3	Total

Investments:

Senior Secured Loans – First Lien	$-	$-	$1,739,657	$1,739,657

Subordinated Debt	-	-	1,136	1,136

Equity	-	-	2,612	2,612

Money Market Funds	30,261	-	-	30,261

Total Investments including Money Market Funds	$30,261	$-	$1,743,405	$1,773,666

Restricted Securities — The Fund may invest in securities that are subject to legal or contractual restrictions on resale and may only be resold to the public pursuant to an effective registration statement under the Securities Act of 1933, or to qualified institutional buyers in transactions exempt from such registration. The Fund identifies a security as restricted only if the security is subject to resale restrictions and the Fund is unable to sell the security to a qualified institutional buyer as of the end of the reporting period. The Fund does not incur registration costs upon the resale of securities to qualified institutional buyers in transactions exempt from registration. In certain circumstances, the issuer of restricted securities may bear the costs associated with registering such securities for resale.

In determining whether a restricted security is liquid, the Valuation Designee considers the availability of qualified institutional buyers, trading activity, dealer support and other relevant market-based factors. Restricted securities are generally valued utilizing market quotations, pricing services, or dealer quotations obtained from the secondary market. When market quotations are not readily available, or when a restricted security is determined to be illiquid, the security is valued at fair value in accordance with the Fund’s valuation policies and procedures approved by the Board. Such fair values are determined in good faith by the Valuation Designee, subject to the oversight of the Board.

The following are the details of the restricted securities of the Company:

Issuer(1)	Asset	Par/Shares	Cost	Value	Acquisition Date	% of Net Assets

Equity

Affordable Care Inc	Common Stock	2,673	$ 1,276	$ 1,278	2/28/2025	0.10%

Dental Care Alliance Inc	Common Stock	151,078	1,334	1,334	2/28/2025	0.10%

New Era Technology LLC	Common Stock (Takeback)	1,675	-	-	8/21/2025	0.00%

New Era Technology LLC	Perp (Pref Equity) PIK	1,675	851	-	8/21/2025	0.00%

Alacrity Solutions Group LLC	Common Stock	423	1,117	-	8/21/2025	0.00%

Alacrity Solutions Group LLC	Perp (Pref Equity) PIK	452	452	-	1/21/2026	0.00%

Total			$ 5,030	$ 2,612

(1)	Refer to the Consolidated Schedule of Investments for more details on securities listed

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Senior Secured Loans – First Lien	Subordinated Debt	Equity	Total

Balance as of December 31, 2025	$ 1,650,537	$742	$942	$1,652,221

Purchases	259,970	554	2,610	263,134

Payment-in-kind interest	2,234	-	-	2,234

Sales and paydowns	(148,831)	(72)	-	(148,903)

Accretion of discount (amortization of premium)	794	1	-	795

Net change in unrealized appreciation (depreciation)	(23,040)	(148)	(940)	(24,128)

Net realized gains (losses)	(2,007)	59	-	(1,948)

Balance as of June 30, 2026	$ 1,739,657	$1,136	$2,612	$1,743,405

Net change in unrealized appreciation (depreciation) of investments held at June 30, 2026	$ (22,656)	$ (148)	$ -	$ (22,804)

No securities were transferred into or out of the Level 3 hierarchy during the six months ended June 30, 2026.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2026:

Financial Asset	Fair Value	Valuation Technique(1)	Unobservable Inputs(2)	Range (Weighted Average)(3)	Impact to Valuation from an Increase in Input

Senior Secured	$ 1,739,657	Yield Analysis	Yield	7.98% - 18.35% (9.34%)	Decrease

Loans – First Lien

			Discount Margin	3.92% - 9.21% (5.27%)	Decrease

			Synthetic Rating Yield Adjustment	0.35% - 3.40% (1.35%)	Decrease

		Current Value Method	LTM EBITDA Multiple	9.25x - 10.50x (9.69x)	Increase

			NTM EBITDA Multiple	7.50x - 10.00x (9.05x)	Increase

			LTM Revenue Multiple	0.55x – 1.00x (0.68x)	Increase

Subordinated Debt	1,136	Current Value Method	NTM EBITDA Multiple	7.50x	Increase

			LTM Revenue Multiple	1.00x	Increase

Equity	2,612	Current Value Method	LTM EBITDA Multiple	9.00x – 9.25x (9.25x)	Increase

			NTM EBITDA Multiple	7.50x – 10.00x (10.00x)	Increase

Total	$ 1,743,405

(1)

For the assets that have more than one valuation technique, the Company may rely on the techniques individually or in aggregate based on a weight ascribed to each one ranging from 0.0%-100.0%. When determining the weighting ascribed to each valuation methodology, the Company considers, among other factors, the availability of direct market comparables, the applicability of a discounted cash flow analysis and the expected hold period and manner of realization for the investment. These factors can result in different weightings among the investments and in certain instances, may result in up to a 100.0% weighting to a single methodology.

(2)

The significant unobservable inputs used in the fair value measurement of the Company’s assets and liabilities may include the last twelve months (“LTM”) EBITDA multiple, weighted average cost of capital, discount margin, probability of default, loss severity and constant prepayment rate. In determining certain of these inputs, management evaluates a variety of factors including economic, industry and market trends and developments, market valuations of comparable companies, and company specific developments including potential exit strategies and realization opportunities. Significant increases or decreases in any of these inputs in isolation could result in significantly lower or higher fair value measurement.

(3)	Weighted average amounts are based on the estimated fair values.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

6. Investment Transactions

The cost of investments purchased and the proceeds from the sale of investments, other than short-term investments, for the six months ended June 30, 2026 were as follows:

Purchases	$263,149

Payment-in-kind interest	$2,234

Sales	$148,903

7. Shareholder Transactions

At June 30, 2026, the Company had unlimited common shares authorized with a par value of $0.001 per share. Shareholder transactions were as follows:

	For the Six Months ended June 30, 2026
	Shares	Amount

Common Shares (1)

Subscriptions	148,030	$152,608

Total	148,030	$152,608

(1)	All outstanding shares of the Company are held by an affiliate of the Adviser.

The following table reflects the distributions per share that the Company declared on its Common Shares during the six months ended June 30, 2026:

			For the Six Months ended June 30, 2026
Declaration Date	Record Date	Payment Date	Distribution per Share	Distribution Amount

January 30, 2026	January 30, 2026	February 27, 2026	$7.71	$12,040

February 28, 2026	February 27, 2026	March 31, 2026	7.46	11,656

March 31, 2026	March 31, 2026	April 30, 2026	7.39	11,535

April 30, 2026	April 30, 2026	May 29, 2026	7.27	11,432

May 29, 2026	May 29, 2026	June 30, 2026	8.20	12,985

June 30, 2026	June 30, 2026	July 31, 2026	7.29	11,978

Total			$45.32	$71,626

8. Commitments and Contingencies

The Company may enter into certain credit agreements, of which all or a portion may be unfunded. The Company will maintain sufficient liquidity to fund these commitments at the borrower’s discretion. As of June 30, 2026, total unfunded commitments and fair value on these credit agreements were $356,378 and ($2,955), respectively.

Under the Company’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In the normal course of business, the Company enters into contracts that contain a variety of representations that provide general indemnifications. The Company’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Company. However, based on experience, management expects the risk of loss to be remote.

9. Federal Income Taxes

The timing and characterization of certain income, capital gains, and return of capital distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. As a result, the net investment income/loss and net realized gain/loss on investment transactions for a reporting period may differ significantly from distributions during such period. These book to tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period in which the differences arise.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

As of December 31, 2025, the Company’s most recent fiscal year end, the following permanent differences have been reclassified (to)/from the following accounts:

Distributable Earnings	Paid-in Capital

$535	$(535)

The tax character of distributions declared for the six months ended June 30, 2026 and the year ended December 31, 2025 were as follows:

	Ordinary Income	Return of capital	Total

June 30, 2026*	$71,626	$-	$71,626

December 31, 2025	$119,517	$-	$119,517

*  The final tax character of any distribution declared in 2026 will be determined in January 2027 and reported to shareholders on IRS Form 1099-DIV in accordance with federal income tax regulations.

As of December 31, 2025, the components of accumulated distributable earnings on a tax basis for the Company were as follows:

Undistributed Ordinary Income	Net Unrealized Appreciation	Other Temporary Differences	Total Accumulated Gains

$766	$7,972	$(1,110)	$7,628

Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. As of December 31, 2025, the Company had no non-expiring capital loss carry-forwards.

As of December 31, 2025, the total cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Company were as follows:

Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$1,642,968	$8,322	$(350)	$7,972

As a result of a transaction prior to the conversion of the trust to a corporation and election to be treated as a regulated investment company, the Company recorded a federal and state deferred tax liability of $698 and $166, respectively, as of June 30, 2026. The Company recorded an income tax benefit of $192 for the six months ended June 30, 2026.

10. Debt Obligations

On October 6, 2023, KKR US EVDL Funding LLC, a wholly owned subsidiary of the Company, entered into a secured revolving credit facility agreement (the “Citibank Credit Facility”) with Citibank, N.A., as lender, to borrow up to $150.0 million, with options to increase the financing commitment up to $400.0 million. In the absence of any events of default, the borrowing and repayment period will terminate on October 6, 2027. Subsequent to this period, outstanding borrowings are subject to periodic mandatory repayments through the final maturity date of October 6, 2028.

The Citibank Credit Facility accrues interest based on the Secured Overnight Financing Rate, or a base rate applicable to each currency’s borrowing, plus a spread of 2.25%. Commitment fees accrue at a rate of 0.50%, 0.75% or 1.50%, depending on the utilization levels. The Citibank Credit Facility contains certain financial, collateral, and operating covenants that require the maintenance of ratios and benchmarks throughout the borrowing period. As of June 30, 2026, the Company complied with these covenants. The fair value of the Citibank Credit Facility approximates its carrying value due to variable interest rates that periodically reset to market rates. The fair value was determined using Level 2 inputs in the fair value hierarchy.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

The components of interest expense, average interest rates (i.e., base interest rate in effect plus the spread), and average borrowings for the Citibank Credit Facility during the six months ended June 30, 2026 were as follows:

Stated interest expense	$2,343

Unused commitment fees	419

Amortization of deferred financing costs	263

Total interest expense	$3,025

Weighted average interest rate	5.93%

Average borrowings outstanding	$80,844

In accordance with the 1940 Act, the Company is allowed to borrow amounts such that its asset coverage equals at least 300% after such borrowing. The following table sets forth certain information regarding the Company’s senior securities as of June 30, 2026 and December 31, 2025. The Company’s senior securities are comprised solely of outstanding indebtedness of the Citibank Credit Facility, which constitutes a “senior security” as defined in the 1940 Act.

As of	Total Amount Outstanding	Asset Coverage Per $1,000(1)

June 30, 2026	$74,538	$24,592

December 31, 2025	$261,675	$7,229

(1)

Asset coverage per $1,000 of debt is calculated by subtracting the Company’s liabilities and indebtedness not representing senior securities from the Company’s total assets, dividing the result by the aggregate amount of the Company’s senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.

11. Segment Reporting

The Chief Executive Officer acts as the Company’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Company. The CODM has concluded that the Company operates as a single operating segment based on the fact that the Company has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance. The financial information provided to and reviewed by the CODM, including the measure of segment profit and segment asset, is presented within the Company’s consolidated financial statements.

12. Subsequent Events

Subsequent events after the reporting date have been evaluated through the date the consolidated financial statements were issued. The Company has concluded that there is no event requiring adjustment or disclosure in the consolidated financial statements.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

Approval of Renewal of Investment Advisory Agreement

2025

Background

At a meeting of the Board of Directors (the “Board”) of KKR US Direct Lending Fund-U Inc. (the “Company”) held on August 7, 2025 (the “Meeting”), the members of the Board, including the Directors who are not “interested persons” of the Company (the “Independent Directors”), as defined in the Investment Company Act of 1940, as amended, considered and unanimously approved the continuance of the investment advisory agreement between KKR Credit Advisors (US) LLC (the “Adviser”) and the Company (the “Investment Advisory Agreement”).

Prior to the Meeting, the Independent Directors received a memorandum from their independent legal counsel concerning their duties and responsibilities in considering approval of the Investment Advisory Agreement. The Board had also received and considered materials it deemed reasonably necessary for its review of the Investment Advisory Agreement, including materials and reports prepared by the Adviser and a third-party service provider comparing fee, expense and performance information to that of the Company’s Morningstar category and another Morningstar category the Adviser believes provides an appropriate comparison to the Company (together, “Morningstar categories”) as well as a collection of registered closed-end funds believed by the Adviser to have comparable investment objectives and strategies to the Company (the “Peer Funds”).

The Independent Directors discussed with management and separately with their independent legal counsel the materials provided by management prior to the Meeting.

In its consideration of the approval of the Investment Advisory Agreement, the Board considered various factors, including the following:

Nature, Extent and Quality of Services

In considering the nature, extent and quality of services provided by the Adviser, the Board members relied on their ongoing experience as Directors of the Company as well as on the materials provided at and prior to the Meeting. The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the Investment Advisory Agreement, including portfolio management, investment research and overseeing and implementing portfolio transactions. It was further noted that the Adviser coordinates and oversees the provision of services provided to the Company by other service providers.

The Board reviewed and considered the qualifications, background and experience of the investment team and other key personnel of the Adviser who provide advisory and non-advisory services to the Company. The Board also considered the resources, operations and practices of the Adviser both generally and in managing the Company’s portfolio. The Board noted the Adviser’s extensive experience in managing portfolios of loans and fixed income securities, knowledge of loan and fixed income markets, expertise in private credit transactions, and analytical and risk management capabilities. The Board determined that the nature, extent and quality of services provided by the Adviser to the Company were appropriate and that the Company should continue to benefit from the nature, extent and quality of these services as a result of the Adviser’s experience, personnel, operations and resources.

Performance, Fees and Expenses of the Company

The Board considered the performance of the Company for the one-year and since inception periods (as of December 31, 2024) under the management of the Adviser on an absolute basis and in comparison to that of a proxy benchmark that is intended to approximate the historical excess return of direct-lending strategies over broadly syndicated loans. The Board also considered the Adviser’s rationale for including a proxy benchmark in lieu of the performance of peer funds for purposes of comparison. The Adviser also discussed with the Board the key contributors and detractors to the Company’s performance during the period.

The Board then discussed with the Adviser the Company’s advisory fee and expense ratio. The Board noted that the Company’s advisory fee is generally comparable to the fees charged by the Adviser or its affiliates to other clients for which it provides comparable services or uses overlapping portfolio management team members. Additionally, the Board considered the impact of the Adviser’s agreement to contractually waive the Company’s entire advisory fee, noting that the Adviser would receive fees from investors for managing the private fund that would invest in the Company. The Board further noted that the Company is a unique product offering in the market with few, if any, direct comparables. Following its review, in light of the extent and high quality of services that the Company receives, the Board determined that the Company’s performance under the management of the Adviser was satisfactory and that the Company’s fees and expenses were reasonable.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

Economies of Scale

The Board did not place emphasis on the extent to which economies of scale would be shared with the Company and its shareholders in light of the Adviser’s contractual undertaking to waive the Company’s entire advisory fee. The Directors also observed that they will have the opportunity to periodically re-examine whether the Company has achieved economies of scale in the future as the Company grows to determine if and how any such economies of scale could be shared with the Company and its investors.

Profitability of the Adviser and Affiliates

The Board considered the profitability to the Adviser as a result of its relationship with the Company. The Board had been provided information concerning costs incurred and profits realized by the Adviser under the Investment Advisory Agreement. The Directors observed that the pre-tax profit margins generated by the Company were higher than the Adviser’s overall profit margins. The Adviser discussed with the Board its cost allocation methodology and the reasons why the Adviser believed it to be reasonable. The Board also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Investment Advisory Agreement. After discussion and analysis, the Board concluded that the profitability was in no case such as to render the advisory fee excessive.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Company. Based on information provided by and discussions with the Adviser, the Board concluded that these benefits did not appear to be material at that time.

Resources of the Adviser and Relationship with the Company

The Board considered the financial circumstances of the Adviser and whether the Adviser has the resources necessary to perform its obligations under the Investment Advisory Agreement. The Board also reviewed and considered the relationship between the Company and the Adviser, including the policies and procedures formulated and adopted by the Adviser for managing the Company’s operations and the Board’s confidence in the competence and integrity of senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Investment Advisory Agreement and that it is beneficial for the Company to continue its relationship with the Adviser.

Other Factors

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Company’s Chief Compliance Officer and concluded that the conduct of business by the Adviser demonstrates a good faith effort on its part to adhere to high ethical standards in the conduct of the Company’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that the Company’s advisory fee was reasonable in light of the services provided by the Adviser and it would be in the best interests of the Company and its shareholders to approve the renewal of the Investment Advisory Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors during the Meeting and over the course of numerous meetings, some of which were in executive session with only the Independent Directors and their independent legal counsel present. Individual Directors may have ascribed different weights to these factors in their individual considerations in reaching their unanimous decision to approve the renewal of the Investment Advisory Agreement.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

2026

Background

At a meeting of the Board of Directors (the “Board”) of KKR US Direct Lending Fund-U Inc. (the “Company”) held on March 11, 2026 (the “Meeting”), the members of the Board, including the Directors who are not “interested persons” of the Company (the “Independent Directors”), as defined in the Investment Company Act of 1940, as amended, considered and unanimously approved the continuance of the investment advisory agreement between KKR Credit Advisors (US) LLC (the “Adviser”) and the Company (the “Investment Advisory Agreement”).

Prior to the Meeting, the Independent Directors received a memorandum from their independent legal counsel concerning their duties and responsibilities in considering approval of the Investment Advisory Agreement. The Board had also received and considered materials it deemed reasonably necessary for its review of the Investment Advisory Agreement, including materials and reports prepared by the Adviser and a third-party service provider comparing fee, expense and performance information to that of the Company’s Morningstar category and another Morningstar category the Adviser believes provides an appropriate comparison to the Company (together, “Morningstar categories”) as well as a collection of registered closed-end funds believed by the Adviser to have comparable investment objectives and strategies to the Company (the “Peer Funds”).

The Independent Directors discussed with management and separately with their independent legal counsel the materials provided by management prior to the Meeting.

In its consideration of the approval of the Investment Advisory Agreement, the Board considered various factors, including the following:

Nature, Extent and Quality of Services

In considering the nature, extent and quality of services provided by the Adviser, the Board members relied on their ongoing experience as Directors of the Company as well as on the materials provided at and prior to the Meeting. The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the Investment Advisory Agreement, including portfolio management, valuation, investment research and overseeing and implementing portfolio transactions. It was further noted that the Adviser coordinates and oversees the provision of services provided to the Company by other service providers.

The Board reviewed and considered the qualifications, background and experience of the investment team and other key personnel of the Adviser who provide advisory and non-advisory services to the Company. The Board also considered the resources, operations and practices of the Adviser both generally and in managing the Company’s portfolio. The Board noted the Adviser’s extensive experience in managing portfolios of loans and fixed income securities, knowledge of loan and fixed income markets, expertise in private credit transactions, and analytical and risk management capabilities. The Board determined that the nature, extent and quality of services provided by the Adviser to the Company were appropriate and that the Company should continue to benefit from the nature, extent and quality of these services as a result of the Adviser’s experience, personnel, operations and resources.

Performance, Fees and Expenses of the Company

The Board considered the performance of the Company for the one-year and since inception periods (as of December 31, 2025) under the management of the Adviser on an absolute basis and in comparison to that of a proxy benchmark that is intended to approximate the historical excess return of direct-lending strategies over broadly syndicated loans. The Board also considered the Company’s performance as compared to various funds and accounts with similar investment strategies to the Company that are managed by the Adviser. The Adviser also discussed with the Board the key contributors and detractors to the Company’s performance during the period.

The Board then discussed with the Adviser the Company’s advisory fee and expense ratio. The Board noted that the Company’s advisory fee is generally comparable to the fees charged by the Adviser or its affiliates to other clients for which it provides comparable services or uses overlapping portfolio management team members. Additionally, the Board considered the impact of the Adviser’s agreement to contractually waive the Company’s entire advisory fee, noting that the Adviser receives fees from investors for managing the private fund that invests in the Company. The Board further noted that the Company is a unique product offering in the market with few, if any, direct comparables. Following its review, in light of the extent and high quality of services that the Company receives, the Board determined that the Company’s performance under the management of the Adviser was satisfactory and that the Company’s fees and expenses were reasonable.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

Economies of Scale

The Board did not place emphasis on the extent to which economies of scale would be shared with the Company and its shareholders in light of the Adviser’s contractual undertaking to waive the Company’s entire advisory fee. The Directors also observed that they will have the opportunity to periodically re-examine whether the Company has achieved economies of scale in the future as the Company grows to determine if and how any such economies of scale could be shared with the Company and its investors.

Profitability of the Adviser and Affiliates

The Board considered the profitability to the Adviser as a result of its relationship with the Company. The Board had been provided information concerning costs incurred and profits realized by the Adviser under the Investment Advisory Agreement. The Adviser discussed with the Board its cost allocation methodology and the reasons why the Adviser believed it to be reasonable. The Board also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Investment Advisory Agreement. After discussion and analysis, the Board concluded that the profitability was in no case such as to render the advisory fee excessive.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Company, including KCM’s engagement regarding the credit facility.

Resources of the Adviser and Relationship with the Company

The Board considered the financial circumstances of the Adviser and whether the Adviser has the resources necessary to perform its obligations under the Investment Advisory Agreement. The Board also reviewed and considered the relationship between the Company and the Adviser, including the policies and procedures formulated and adopted by the Adviser for managing the Company’s operations and the Board’s confidence in the competence and integrity of senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Investment Advisory Agreement and that it is beneficial for the Company to continue its relationship with the Adviser.

Other Factors

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Company’s Chief Compliance Officer and concluded that the conduct of business by the Adviser demonstrates a good faith effort on its part to adhere to high ethical standards in the conduct of the Company’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that the Company’s advisory fee was reasonable in light of the services provided by the Adviser and it would be in the best interests of the Company and its shareholders to approve the renewal of the Investment Advisory Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors during the Meeting and over the course of numerous meetings, some of which were in executive session with only the Independent Directors and their independent legal counsel present. Individual Directors may have ascribed different weights to these factors in their individual considerations in reaching their unanimous decision to approve the renewal of the Investment Advisory Agreement.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

Privacy Notice

Protection and Security of Your Personal Information

Kohlberg Kravis Roberts & Co. L.P. (“KKR”) respects our investors’ right to privacy. All financial companies choose how they share personal information. Consumers have the right under U.S. federal law to limit some, but not all, sharing of personal information. U.S. federal law also requires us to inform you how we collect, share and protect your personal information. Investors may also have additional limiting rights under their respective State’s law. This notice is provided by KKR, its affiliates, and funds (“KKR”, “we”, or “us”). Please read this notice carefully to understand what we do, and call us at (888) 712-0118 or email us at dataprivacyoffice@kkr.com if you have any questions.

The Personal Information We Collect and How We Collect It

We collect the following types of personal information about individuals who are our investors:

•

Information we receive from investors in subscription agreements, questionnaires and in other forms, such as name, address, account information, social security number, the types and amounts of investments, statements of net worth, telephone number, and other contact information;

•	Information we receive from investors, affiliates and other companies about investors’ transactions with us, our affiliates, or other financial institutions with which we have relationships; and

•	Information we receive from third parties such as demographic information and information collected to comply with law and regulation.

How and Why We Share Personal Information

This section lists reasons why financial companies can share their customers’ personal information. With respect to each reason, we explain whether KKR chooses to share for this reason and, if we do share, whether you can limit this sharing.

•	For everyday business purposes: KKR shares personal information for everyday business purposes, such as to
•	process your transactions;
•	provide financial products or services to you;
•	maintain your investment(s);
•	secure business services, including printing, mailing, and processing or analyzing data;
•	secure professional services, including accounting and legal services; or
•	respond to court orders and legal investigations.

You cannot limit sharing by KKR for everyday business purposes.

•	For our marketing purposes: KKR shares personal information for our marketing purposes so that we can offer products and services to you. You cannot limit sharing by KKR for this reason.

•	For joint marketing with other financial companies: KKR does not share personal information for joint marketing with other financial companies.

•

For use by affiliates in providing products and services to you: KKR shares personal information for our affiliates’ use in providing you with products and services that meet your financial services needs. You cannot limit sharing by KKR for this reason.

•	For the everyday business purposes of affiliates: KKR does not share personal information, including information about your credit worthiness, with our affiliates for their everyday business purposes.

•	For use by affiliates to market to you: KKR does not share personal information with affiliates so that they can market to you.

US Direct Lending Fund-U Inc.	June 30, 2026 (Unaudited)

•	For use by non-affiliates to market to you: KKR does not share personal information with non-affiliates so that they can market to you.

U.S. Federal law gives you the right to limit sharing of your personal information only for use (i) by affiliates’ everyday business purposes (information about your creditworthiness), (ii) by affiliates to market to you, and (iii) by non-affiliates to market to you. U.S. State laws and individual companies may give you additional rights to limit sharing.

How We Protect Your Personal Information

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Definitions

Affiliates: Companies related by common ownership or control. They can be financial and nonfinancial companies. KKR does not share with our affiliates, except to provide you products and services that meet your financial needs.

Non-affiliates: Companies not related by common ownership or control. They can be financial and nonfinancial companies. KKR does not share with non-affiliates so they can market to you.

Joint Marketing: A formal agreement between nonaffiliated financial companies that together market financial products and services to you. KKR does not jointly market.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding the basis for approval of the investment advisory contract is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable for semi-annual report.

(a)(3) Not applicable for semi-annual report.

(a)(4) Not applicable for semi-annual report.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the most recent annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No purchases were made during the reporting period by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The registrant did not engage in securities lending activities during the period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable for semi-annual report.

(a)(3) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KKR US Direct Lending Fund-U Inc.

By	/s/ George Mueller
George Mueller, President and Chief Executive Officer
(principal executive officer)

Date	September 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ George Mueller
George Mueller, President and Chief Executive Officer
(principal executive officer)

Date	September 2, 2026

By	/s/ Thomas Murphy
Thomas Murphy, Chief Financial Officer, Chief Accounting Officer and Treasurer
(principal financial officer)

Date	September 2, 2026